1
The Gabelli Global Mini Mites Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 85.5%
Aerospace and Defense  — 3.0%
500 Astronics Corp.† ...................................... $ 9,740
1,300 Astronics Corp., Cl. B† ............................. 25,545
12,500 Avio SpA .................................................. 171,147
1,000 CPI Aerostructures Inc.† ........................... 3,440
4,000 Innovative Solutions and Support Inc.† ..... 26,080
6,500 Redwire Corp.† ........................................ 44,655
5,000 Triumph Group Inc.† ................................ 64,450
345,057
Agriculture  — 1.4%
5,800 Limoneira Co. ........................................... 153,700
58,000 S&W Seed Co.† ....................................... 10,730
164,430
Automotive: Parts and Accessories  — 3.1%
12,500 Garrett Motion Inc.† ................................. 102,250
1,500 Motorcar Parts of America Inc.† ............... 11,085
700 Smart Eye AB† ......................................... 4,756
1,500 Standard Motor Products Inc. ................... 49,800
4,500 Strattec Security Corp.† ............................ 191,970
359,861
Broadcasting  — 1.9%
5,000 Beasley Broadcast Group Inc., Cl. A† ........ 53,800
115,000 Corus Entertainment Inc., Cl. B† ............... 14,455
6,000 Cumulus Media Inc., Cl. A† ....................... 7,860
14,000 Townsquare Media Inc., Cl. A .................... 142,240
218,355
Building and Construction  — 2.0%
59,026 Armstrong Flooring Inc.† .......................... 12
7,500 Gencor Industries Inc.† ............................ 156,450
1,925 Neinor Homes SA ..................................... 32,185
200 The Monarch Cement Co. ......................... 38,000
226,647
Business Services  — 3.0%
400 Boston Omaha Corp., Cl. A† ..................... 5,948
5,400 Du-Art Film Laboratories Inc.†(a) .............. 23,414
600 Du-Art Film Laboratories Inc.†(a) .............. 2,602
4,000 Ework Group AB ....................................... 55,613
500 MIND Technology Inc.† ............................ 1,915
13,000 Steel Connect Inc.† .................................. 137,150
13,000 TransAct Technologies Inc.† ..................... 63,180
80,002 Trans-Lux Corp.† ...................................... 58,122
347,944
Cable and Satellite  — 0.9%
19,000 WideOpenWest Inc.† ................................ 99,750
Computer Software and Services  — 1.7%
17,000 Alithya Group Inc., Cl. A† .......................... 21,930
900 Asetek A/S† ............................................. 541
10,200 Daktronics Inc.† ....................................... 131,682
Shares
Market
Value
5,500 NextNav Inc.† ........................................... $ 41,195
60,000 Pacific Online Ltd. .................................... 2,817
198,165
Consumer Products  — 7.6%
11,000 American Outdoor Brands Inc.† ................ 101,420
2,000 Aspen Group Inc.† ................................... 10
54,000 Clarus Corp. ............................................. 243,000
800 CompX International Inc. .......................... 23,368
45,000 Glatfelter Corp.† ....................................... 81,000
650,000 Goodbaby International Holdings Ltd.† ..... 75,252
3,200 HG Holdings Inc.† .................................... 19,760
8,000 Lifecore Biomedical Inc.† ......................... 39,440
12,000 Lifetime Brands Inc. ................................. 78,480
2,500 Marine Products Corp. .............................. 24,225
4,600 Nobility Homes Inc. .................................. 174,800
100 Oil-Dri Corp. of America ............................ 6,899
71,000 Playmates Holdings Ltd. ........................... 5,206
872,860
Consumer Services  — 1.5%
22,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 11,220
270,000 Tribal Group plc† ...................................... 158,108
169,328
Diversified Industrial  — 20.0%
122,000 Ampco-Pittsburgh Corp.† ......................... 244,000
12,400 Arq Inc.† .................................................. 72,788
9,500 Ascent Industries Co.† .............................. 92,150
500 Burnham Holdings Inc., Cl. A .................... 6,875
14,500 Commercial Vehicle Group Inc.† ............... 47,125
500 Core Molding Technologies Inc.† .............. 8,605
31,000 Fluence Corp. Ltd.† .................................. 1,972
2,200 Graham Corp.† ......................................... 65,098
5,000 INNOVATE Corp.† ..................................... 18,500
40,000 Intevac Inc.† ............................................ 136,000
13,500 Myers Industries Inc. ................................ 186,570
12,000 Park-Ohio Holdings Corp. ......................... 368,400
3,000 Perma-Fix Environmental Services Inc.† ... 36,810
2,000 Quest Resource Holding Corp.† ................ 15,960
2,900 Servotronics Inc.† .................................... 32,770
105,000 Tredegar Corp.† ....................................... 765,450
32,000 Velan Inc.† ............................................... 194,018
2,293,091
Electronics  — 0.2%
200 Bel Fuse Inc., Cl. B ................................... 15,702
1,000 Kopin Corp.† ............................................ 730
300 Ultralife Corp.† ......................................... 2,712
19,144
Energy and Utilities  — 2.0%
2,900 Capstone Green Energy Corp.† ................. 609
400 Consolidated Water Co. Ltd. ...................... 10,084
1,000 DMC Global Inc.† ..................................... 12,980

2
The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
4,500 Innovex International Inc.† ....................... $ 66,060
6,000 RGC Resources Inc. ................................. 135,420
225,153
Entertainment  — 4.9%
65,000 Entravision Communications Corp., Cl. A .. 134,550
1,000 GameSquare Holdings Inc.† ..................... 730
25,000 Inspired Entertainment Inc.† ..................... 231,750
60,000 Ollamani SAB† ......................................... 113,235
15,000 Reading International Inc., Cl. A† .............. 24,450
6,000 Reservoir Media Inc.† ............................... 48,660
10,000 Sportech plc†(a) ...................................... 11,230
564,605
Equipment and Supplies  — 4.9%
24,100 Applied Optoelectronics Inc.† ................... 344,871
4,000 Ilika plc† .................................................. 1,283
3,200 The Eastern Co. ........................................ 103,840
8,000 Titan Machinery Inc.† ............................... 111,440
561,434
Financial Services  — 2.0%
175,000 GAM Holding AG† .................................... 40,196
700 OceanFirst Financial Corp. ........................ 13,013
4,000 Steel Partners Holdings LP† ..................... 163,800
6,500 Tiny Ltd.† ................................................. 7,257
224,266
Food and Beverage  — 3.3%
155,000 China Foods Ltd. ...................................... 55,230
5,000 Corby Spirit and Wine Ltd., Cl. A ............... 47,174
31,500 Farmer Brothers Co.† ............................... 62,370
3,000 Lifeway Foods Inc.† .................................. 77,760
1,700 Nathan's Famous Inc. ............................... 137,530
380,064
Health Care  — 6.5%
40,000 Accuray Inc.† ........................................... 72,000
40,000 Achaogen Inc.†(a) .................................... 0
5,000 Axogen Inc.† ............................................ 70,100
15,000 Cutera Inc.† ............................................. 11,832
400 Daxor Corp.† ............................................ 3,472
9,800 Electromed Inc.† ...................................... 210,406
5,500 GRAIL Inc.† ............................................. 75,680
60,000 Harvard Bioscience Inc.† .......................... 161,400
8,000 Neuronetics Inc.† ..................................... 6,078
2,900 Oncimmune Holdings plc† ........................ 667
1,600 Option Care Health Inc.† ........................... 50,080
1,300 Tristel plc ................................................. 6,883
200 Utah Medical Products Inc. ....................... 13,382
4,000 Zimvie Inc.† ............................................. 63,480
745,460
Shares
Market
Value
Hotels and Gaming  — 3.0%
3,800 Canterbury Park Holding Corp. ................. $ 73,340
17,000 Full House Resorts Inc.† ........................... 85,340
7,000 Genius Sports Ltd.† .................................. 54,880
8,500 The Marcus Corp. ..................................... 128,095
341,655
Machinery  — 4.7%
6,000 CFT SpA†(a) ............................................. 30,723
13,000 L.B. Foster Co., Cl. A† ............................... 265,590
19,000 Twin Disc Inc. ........................................... 237,310
533,623
Metals and Mining  — 0.5%
5,000 5E Advanced Materials Inc.† ..................... 2,700
20,000 Sierra Metals Inc.† ................................... 11,400
40,000 Western Copper & Gold Corp.† ................. 48,000
62,100
Publishing  — 1.4%
2,000 DallasNews Corp. ..................................... 8,380
17,000 Lee Enterprises Inc.† ................................ 148,070
156,450
Real Estate  — 1.0%
50,000 Corem Property Group AB, Cl. B ............... 51,054
7,507 Gyrodyne LLC† ........................................ 59,456
20,000 Trinity Place Holdings Inc.† ...................... 800
111,310
Retail  — 2.7%
4,000 Bassett Furniture Industries Inc. ............... 57,800
17,000 Sportsman's Warehouse Holdings Inc.† .... 46,070
6,300 Village Super Market Inc., Cl. A ................. 200,277
304,147
Specialty Chemicals  — 2.2%
15,000 American Vanguard Corp. ......................... 79,500
1,000 Loop Industries Inc.† ............................... 1,840
28,000 Treatt plc .................................................. 167,894
249,234
Telecommunications  — 0.0%
700 Bittium Oyj ............................................... 5,174
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 8,007
TOTAL COMMON STOCKS .................. 9,787,314
RIGHTS  — 0.0%
Health Care  — 0.0%
16,000 Epizyme Inc., CVR† .................................. 320
30,000 Paratek Pharmaceuticals Inc., CVR† .......... 600
920
TOTAL RIGHTS ............................... 920

3
The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 4,510
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 14.5%
$ 1,670,000 U.S. Treasury Bills,
4.535% to 5.265%††,
10/17/24 to 12/19/24 ............................ 1,660,776
TOTAL INVESTMENTS — 100.0%
(Cost $11,124,556) ............................... $ 11,453,520
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 86.9% $ 9,950,307
Europe .............................. 7.8 894,584
Canada .............................. 3.0 346,805
Asia/Pacific ......................... 1.2 138,505
Latin America ....................... 1.1 123,319
100.0% $ 11,453,520